Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communications Equipment (5.6%)
	Cisco Systems Inc.	16,103,786	837,880
	Motorola Solutions Inc.	598,823	89,794
*	Arista Networks Inc.	193,679	47,372
	Juniper Networks Inc.	1,272,701	31,321
*	F5 Networks Inc.	217,930	28,784
*	Ciena Corp.	572,262	19,995
*	ViaSat Inc.	144,053	12,537
*	CommScope Holding Co. Inc.	708,832	11,448
*	Lumentum Holdings Inc.	278,690	11,279
*	Viavi Solutions Inc.	836,443	10,079
*	Finisar Corp.	410,469	8,612
	InterDigital Inc.	119,629	7,599
*	EchoStar Corp. Class A	175,179	7,494
*	NetScout Systems Inc.	282,720	6,929
	Ubiquiti Networks Inc.	51,628	6,211
*	Acacia Communications Inc.	117,949	5,496
	Plantronics Inc.	122,118	5,015
*	NETGEAR Inc.	114,764	2,892
	ADTRAN Inc.	170,603	2,675
*	Quantenna Communications Inc.	102,913	2,497
*	Extreme Networks Inc.	425,229	2,394
	Comtech Telecommunications Corp.	84,221	1,781
*	Infinera Corp.	567,845	1,766
*	Harmonic Inc.	309,184	1,614
*	CalAmp Corp.	127,242	1,293
*	Calix Inc.	165,591	1,002
*	Ribbon Communications Inc.	181,582	775
*	Casa Systems Inc.	108,672	611
*,^ Applied Optoelectronics Inc.		67,002	580
			1,167,725
Electronic Equipment, Instruments & Components (3.9%)
	TE Connectivity Ltd.	1,239,886	104,436
	Amphenol Corp. Class A	1,090,649	94,886
	Corning Inc.	2,878,951	83,029
	CDW Corp.	538,148	52,975
*	Keysight Technologies Inc.	686,664	51,589
*	Trimble Inc.	917,716	36,617
*	Zebra Technologies Corp.	197,440	33,849
	Cognex Corp.	624,751	25,365
	FLIR Systems Inc.	496,033	23,973
*	Arrow Electronics Inc.	311,363	19,510
	National Instruments Corp.	461,213	17,798
*	Flex Ltd.	1,908,694	17,064
*	IPG Photonics Corp.	135,145	16,916
	Avnet Inc.	397,411	16,230
	Littelfuse Inc.	90,597	14,786
	Dolby Laboratories Inc. Class A	234,720	14,546
	SYNNEX Corp.	160,239	13,894

	Jabil Inc.	509,904	12,539
*	Tech Data Corp.	136,744	12,396
*	Novanta Inc.	127,832	10,229
*	Coherent Inc.	88,836	9,775
*	Rogers Corp.	67,635	9,333
*	Itron Inc.	130,128	7,372
	Vishay Intertechnology Inc.	482,672	7,356
	Belden Inc.	142,528	7,297
*	II-VI Inc.	221,322	6,956
*	Insight Enterprises Inc.	132,188	6,805
*	Sanmina Corp.	250,880	6,671
*	OSI Systems Inc.	63,678	6,596
*	Anixter International Inc.	118,334	6,314
*	Fabrinet	133,143	5,677
	Badger Meter Inc.	106,667	5,632
*	Plexus Corp.	111,603	5,528
*	Knowles Corp.	327,525	5,152
*	Fitbit Inc. Class A	805,150	3,728
*	ePlus Inc.	49,834	3,521
	MTS Systems Corp.	63,986	3,472
	Methode Electronics Inc.	134,426	3,311
	KEMET Corp.	201,566	3,205
	Benchmark Electronics Inc.	142,572	3,149
*	TTM Technologies Inc.	365,122	3,115
	CTS Corp.	111,713	2,956
*	FARO Technologies Inc.	62,125	2,740
	AVX Corp.	183,008	2,707
*	ScanSource Inc.	92,017	2,688
*	Control4 Corp.	88,931	2,104
*	nLight Inc.	100,780	1,884
	PC Connection Inc.	42,890	1,361
*	Kimball Electronics Inc.	94,533	1,347
	Park Electrochemical Corp.	68,536	1,024
*	Arlo Technologies Inc.	276,936	950
	Daktronics Inc.	137,758	855
			813,208
IT Services (24.8%)
	Visa Inc. Class A	5,902,151	952,194
	Mastercard Inc. Class A	3,339,151	839,763
*	PayPal Holdings Inc.	4,077,051	447,456
	Accenture plc Class A	2,331,983	415,256
	International Business Machines Corp.	3,255,364	413,399
	Automatic Data Processing Inc.	1,593,661	255,177
	Fidelity National Information Services Inc.	1,181,314	142,112
*	Worldpay Inc. Class A	1,099,074	133,691
	Cognizant Technology Solutions Corp. Class A	2,104,039	130,303
*	Fiserv Inc.	1,432,516	122,996
	Paychex Inc.	1,181,076	101,325
	Global Payments Inc.	576,626	88,824
*	FleetCor Technologies Inc.	314,016	81,082
*	VeriSign Inc.	394,065	76,835
	Total System Services Inc.	615,010	75,972
*	Square Inc.	1,197,591	74,191
	Broadridge Financial Solutions Inc.	423,326	52,861
*	First Data Corp. Class A	2,079,263	52,855
*	Gartner Inc.	328,225	49,660
*	GoDaddy Inc. Class A	635,752	47,300

	DXC Technology Co.	981,833	46,676
*	Twilio Inc. Class A	353,522	46,661
*	Akamai Technologies Inc.	597,354	45,017
*	Okta Inc.	370,459	41,943
	Leidos Holdings Inc.	508,103	38,275
	Jack Henry & Associates Inc.	282,062	37,012
*	EPAM Systems Inc.	198,296	34,224
	Booz Allen Hamilton Holding Corp. Class A	512,508	32,375
	Western Union Co.	1,595,283	30,949
*	WEX Inc.	157,224	29,706
*	Black Knight Inc.	522,148	29,601
*	Euronet Worldwide Inc.	189,946	29,449
	Alliance Data Systems Corp.	174,705	24,022
	Sabre Corp.	1,006,580	20,413
*	CACI International Inc. Class A	90,546	18,428
	MAXIMUS Inc.	232,496	16,565
*	MongoDB Inc.	115,589	16,222
	Science Applications International Corp.	194,083	14,894
*	LiveRamp Holdings Inc.	239,126	12,286
	Perspecta Inc.	536,560	11,649
	KBR Inc.	517,014	11,488
*	CoreLogic Inc.	291,625	11,429
*	ExlService Holdings Inc.	124,143	7,357
	EVERTEC Inc.	225,313	6,458
	ManTech International Corp. Class A	96,165	5,902
*	Conduent Inc.	650,614	5,790
	CSG Systems International Inc.	121,958	5,470
*	Virtusa Corp.	102,533	4,347
*	Cardtronics plc Class A	143,558	4,335
	NIC Inc.	246,822	3,939
*	Perficient Inc.	123,807	3,767
*	Sykes Enterprises Inc.	151,064	3,740
*	Evo Payments Inc. Class A	118,105	3,477
*	Carbonite Inc.	118,207	2,798
*,^ GTT Communications Inc.		110,311	2,623
*	Verra Mobility Corp.	171,205	2,393
	TTEC Holdings Inc.	57,462	2,280
	Presidio Inc.	167,760	2,223
*,^ Tucows Inc. Class A		35,909	2,128
*	GreenSky Inc. Class A	190,136	2,107
	Cass Information Systems Inc.	46,277	2,086
*	Unisys Corp.	185,077	1,795
	Hackett Group Inc.	93,480	1,504
*,^ USA Technologies Inc.		201,613	1,353
*	Limelight Networks Inc.	421,935	1,300
	Switch Inc.	102,313	1,266
*	Endurance International Group Holdings Inc.	240,197	1,069
*	Paysign Inc.	102,444	1,000
*	International Money Express Inc.	46,218	627
*	Exela Technologies Inc.	168,185	368
			5,236,038
Semiconductors & Semiconductor Equipment (16.1%)
	Intel Corp.	16,450,123	724,463
	Broadcom Inc.	1,448,902	364,602
	Texas Instruments Inc.	3,432,699	358,065
	QUALCOMM Inc.	4,427,250	295,829
	NVIDIA Corp.	2,106,009	285,280

	Applied Materials Inc.	3,473,277	134,381
*	Micron Technology Inc.	4,101,431	133,748
	Analog Devices Inc.	1,346,903	130,138
	Lam Research Corp.	558,200	97,467
*	Advanced Micro Devices Inc.	3,493,482	95,756
	Xilinx Inc.	925,060	94,643
	Microchip Technology Inc.	866,644	69,358
	KLA-Tencor Corp.	599,799	61,821
	Maxim Integrated Products Inc.	1,000,047	52,593
	Marvell Technology Group Ltd.	2,284,223	50,938
	Skyworks Solutions Inc.	636,856	42,434
	Teradyne Inc.	655,490	27,622
*	Qorvo Inc.	449,178	27,481
*	ON Semiconductor Corp.	1,499,458	26,630
	Cypress Semiconductor Corp.	1,331,368	23,725
	Universal Display Corp.	155,037	22,780
*	Cree Inc.	378,987	20,897
	Versum Materials Inc.	397,104	20,391
*	Mellanox Technologies Ltd.	168,638	18,513
	Monolithic Power Systems Inc.	147,263	17,149
	Entegris Inc.	493,600	16,950
*	First Solar Inc.	287,767	16,702
*	Silicon Laboratories Inc.	157,414	14,729
	MKS Instruments Inc.	198,141	14,159
	Cabot Microelectronics Corp.	105,008	10,235
*	Semtech Corp.	243,137	9,684
	Brooks Automation Inc.	260,981	9,262
*	SolarEdge Technologies Inc.	155,563	8,335
*	Cirrus Logic Inc.	219,064	8,186
*	Advanced Energy Industries Inc.	140,528	7,050
	Power Integrations Inc.	104,449	6,806
*	Inphi Corp.	146,000	6,407
*	Lattice Semiconductor Corp.	464,887	5,951
*	MaxLinear Inc.	246,866	5,226
*	Diodes Inc.	161,086	4,982
	Kulicke & Soffa Industries Inc.	242,867	4,709
*	Rambus Inc.	408,699	4,643
*	Ambarella Inc.	105,698	4,007
*	FormFactor Inc.	268,385	3,854
	Xperi Corp.	174,547	3,667
*	Synaptics Inc.	127,600	3,375
*	Rudolph Technologies Inc.	116,693	2,692
*	Amkor Technology Inc.	387,430	2,511
*	Nanometrics Inc.	82,908	2,359
*	MACOM Technology Solutions Holdings Inc.	163,842	2,318
	Cohu Inc.	146,089	2,126
*	Photronics Inc.	248,546	2,016
*	Veeco Instruments Inc.	175,357	2,015
*	CEVA Inc.	78,218	1,786
*	Ultra Clean Holdings Inc.	139,954	1,784
*	Ichor Holdings Ltd.	84,370	1,780
*	Axcelis Technologies Inc.	116,213	1,724
*,^ SunPower Corp. Class A		227,912	1,700
*,^ Impinj Inc.		55,175	1,368
	NVE Corp.	17,459	1,274
*	PDF Solutions Inc.	96,515	1,173
*	Aquantia Corp.	83,276	1,094

*	SMART Global Holdings Inc.	50,557	861
*	Alpha & Omega Semiconductor Ltd.	72,365	618
*	NeoPhotonics Corp.	133,380	519
			3,397,341
Software (32.9%)
	Microsoft Corp.	26,661,829	3,297,535
*	Adobe Inc.	1,784,108	483,315
	Oracle Corp.	9,189,429	464,985
*	salesforce.com Inc.	2,798,339	423,696
	Intuit Inc.	947,666	232,036
*	ServiceNow Inc.	660,270	172,945
*	Autodesk Inc.	801,221	128,924
*	Red Hat Inc.	646,259	119,106
*	Workday Inc. Class A	552,333	112,742
*	Palo Alto Networks Inc.	342,849	68,618
*	Cadence Design Systems Inc.	1,025,268	65,176
*	Synopsys Inc.	547,408	63,740
*	Splunk Inc.	540,659	61,630
*	ANSYS Inc.	306,101	54,945
	VMware Inc. Class A	303,704	53,750
	SS&C Technologies Holdings Inc.	826,245	45,981
	Citrix Systems Inc.	481,869	45,353
	Symantec Corp.	2,336,199	43,757
*	Paycom Software Inc.	181,763	38,552
*	Fortinet Inc.	530,049	38,418
*	PTC Inc.	411,307	34,574
*	Zendesk Inc.	399,666	33,672
*	Fair Isaac Corp.	106,519	31,519
*	Tableau Software Inc. Class A	276,568	31,106
*	RingCentral Inc. Class A	257,064	30,809
*	Tyler Technologies Inc.	140,102	29,891
*	Guidewire Software Inc.	296,521	29,806
*	Aspen Technology Inc.	254,856	28,954
*,^ Trade Desk Inc. Class A		132,999	26,442
*	HubSpot Inc.	143,123	24,800
*	Proofpoint Inc.	202,506	22,754
*	Coupa Software Inc.	206,587	22,561
	CDK Global Inc.	456,197	22,080
*	DocuSign Inc. Class A	372,972	20,909
*	Nuance Communications Inc.	1,044,094	17,927
*	New Relic Inc.	178,447	17,902
*	RealPage Inc.	291,126	16,978
*	Dropbox Inc. Class A	697,280	15,731
*	Zscaler Inc.	227,004	15,579
*	Manhattan Associates Inc.	237,536	15,551
*	Teradata Corp.	426,574	14,649
*	Nutanix Inc.	515,961	14,483
	j2 Global Inc.	171,358	14,444
*	Alteryx Inc. Class A	161,407	14,020
	Blackbaud Inc.	179,012	13,770
*	Verint Systems Inc.	239,258	13,578
*	ACI Worldwide Inc.	427,535	13,450
	LogMeIn Inc.	186,601	13,404
*	Paylocity Holding Corp.	125,852	12,613
*	Envestnet Inc.	168,761	11,292
*	Five9 Inc.	216,857	11,136
*	FireEye Inc.	743,422	10,847

*	Qualys Inc.	121,557	10,771
*	Q2 Holdings Inc.	143,556	10,514
	Pegasystems Inc.	142,202	10,258
*	Cornerstone OnDemand Inc.	183,939	9,791
*	Box Inc.	505,927	9,355
*	Everbridge Inc.	112,286	8,830
*	8x8 Inc.	346,836	8,369
*	Mimecast Ltd.	176,951	8,034
*,^ 2U Inc.		210,792	8,008
*	Elastic NV	93,987	7,712
*	Rapid7 Inc.	147,162	7,689
*	Alarm.com Holdings Inc.	131,743	7,682
*	Ceridian HCM Holding Inc.	150,601	7,407
*	CommVault Systems Inc.	159,403	7,340
*	Blackline Inc.	140,032	7,199
*	Smartsheet Inc. Class A	166,805	7,169
*	Cloudera Inc.	771,122	7,071
*	PROS Holdings Inc.	123,007	6,974
*	Bottomline Technologies DE Inc.	156,583	6,840
*	Varonis Systems Inc.	109,253	6,833
	Progress Software Corp.	165,301	6,771
*	SPS Commerce Inc.	64,759	6,601
*	LivePerson Inc.	225,348	6,271
*	Workiva Inc.	108,278	6,025
*	Pluralsight Inc. Class A	176,763	5,632
*	Appfolio Inc.	53,435	5,151
*	SailPoint Technologies Holding Inc.	286,890	5,041
*	Avaya Holdings Corp.	397,934	5,006
*	Pivotal Software Inc. Class A	248,603	4,947
*	Altair Engineering Inc. Class A	127,650	4,865
*	Instructure Inc.	112,606	4,682
	Ebix Inc.	91,725	4,305
*	MicroStrategy Inc. Class A	30,216	4,016
*	ForeScout Technologies Inc.	117,798	3,784
*	Yext Inc.	202,650	3,721
*	Upland Software Inc.	77,376	3,620
*	Zuora Inc. Class A	241,243	3,375
*	Cision Ltd.	298,858	3,281
	TiVo Corp.	447,849	3,224
*	Appian Corp. Class A	83,711	3,024
*	Tenable Holdings Inc.	105,912	2,950
*	Benefitfocus Inc.	92,954	2,636
	Monotype Imaging Holdings Inc.	150,727	2,455
	QAD Inc. Class A	38,444	1,661
*	OneSpan Inc.	116,687	1,628
*	SVMK Inc.	92,861	1,597
*	Model N Inc.	86,316	1,555
*	MobileIron Inc.	247,104	1,381
	American Software Inc. Class A	107,989	1,368
*	ShotSpotter Inc.	28,571	1,314
*	Domo Inc.	39,220	1,314
*	A10 Networks Inc.	196,297	1,195
*	Carbon Black Inc.	65,041	979
			6,941,656
Technology Hardware, Storage & Peripherals (16.2%)
	Apple Inc.	17,248,739	3,019,737
	HP Inc.	5,611,104	104,815

	Hewlett Packard Enterprise Co.			5,038,610	69,130
	NetApp Inc.			903,619	53,494
	Western Digital Corp.			1,065,907	39,673
	Seagate Technology plc			927,876	38,832
*	Dell Technologies Inc.			569,815	33,932
	Xerox Corp.			756,872	23,168
*	NCR Corp.			437,633	13,392
*	Pure Storage Inc. Class A			667,693	10,590
*	Electronics For Imaging Inc.			153,651	5,631
*	Cray Inc.			148,002	5,182
	*,^ 3D Systems Corp.			412,144	3,334
*	Diebold Nixdorf Inc.			264,759	2,250
					3,423,160
	Total Common Stocks (Cost $17,098,970)				20,979,128
		Coupon
	Temporary Cash Investments (0.4%)1
	Money Market Fund (0.4%)
	2,3 Vanguard Market Liquidity Fund	2.527%		832,493	83,266
				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.385%	8/1/19	1,000	996
	Total Temporary Cash Investments (Cost $84,243)				84,262
	Total Investments (99.9%) (Cost $17,183,213)				21,063,390
	Other Assets and Liabilities-Net (0.1%)[3,5]				16,636
	Net Assets (100%)				21,080,026

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,049,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $17,181,000 of collateral received for securities on loan.
4 Securities with a value of $996,000 have been segregated as initial margin for open futures contracts.
5 Cash of $390,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2019	110	15,694	(331)

Information Technology Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
		Notional		Rate	Unrealized	Unrealized
Reference	Termination		Amount	Received	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Visa Inc. Class					—
A	9/4/19	BOANA	82,215	(2.381)		(1,583)
1 Payment received/paid monthly.
BOANA—Bank of America NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Information Technology Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value

Information Technology Index Fund

securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,979,128	—	—
Temporary Cash Investments	83,266	996	—
Futures Contracts—Liabilities[1]	(268)	—	—
Swap Contracts—Liabilities	—	(1,583)	—
Total	21,062,126	(587)	—
1 Represents variation margin on the last day of the reporting period.